Summary of significant accounting policies (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Aug. 16, 2022	Mar. 22, 2023	Jan. 23, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 07, 2022
Summary of significant accounting policies (Details) [Line Items]
Credit card amount				$ 32,651	$ 32,198
Office premises				312,245	307,373
Escrow deposited				46,000,000
Held in account				40,298,657	44,058,573
Annual gross revenue				1,235,000,000	668,731	$ 429,237
Market value of common stock				700,000,000
Debt securities				91,247,204	$ 88,346,648	$ 18,470,155
Underwriting fees		$ 3,018,750
Excise tax percentage					(0.50%)	0.80%
Kludein I Acquisition Corp. [Member]
Summary of significant accounting policies (Details) [Line Items]
Held in account							$ 104,093,013
Cumulative earnings					$ 3,196,047
Allocated issuance costs					14,303,235
Underwriting fees					3,450,000
Deferred underwriting commissions					6,037,500
Fair value amount					4,411,238
Other offering cost					404,497
Issuance of class a common stock					13,780,222
Warrants amount issuance costs					523,013
Excise tax percentage	1.00%
Fair market value	1.00%
Federal depository insurance coverage expense					$ 250,000
Kludein I Acquisition Corp. [Member] | Class A Common Stock [Member]
Summary of significant accounting policies (Details) [Line Items]
Share subject to forfeiture (in Shares)					13,825,000
Non Convertible Debt Securities [Member]
Summary of significant accounting policies (Details) [Line Items]
Debt securities				$ 1,000,000,000
Subsequent Event [Member] | Kludein I Acquisition Corp. [Member]
Summary of significant accounting policies (Details) [Line Items]
Redeemed shares (in Shares)			9,786,530
Excise tax amount			$ 100,993,709